Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [Line Items]
Revenue	₩ 29,878,043	₩ 24,261,561	₩ 23,475,567
TV [member]
Disclosure of products and services [Line Items]
Revenue	9,466,192	6,737,654	7,998,137
IT [Member]
Disclosure of products and services [Line Items]
Revenue	12,458,740	10,120,668	9,062,774
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 7,953,111	₩ 7,403,239	₩ 6,414,656